Note 16 - Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	For the three months ended June 30, 2018	For the three months ended June 30, 2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$(41,377)	$103,858
Dividend to preferred shareholders - net of tax	2,343	2,212
Earnings (loss) available to shareholders	$(43,720)	$101,646
Basic weighted average shares outstanding	148,472,715	147,063,935
Basic earnings (loss) per share available to shareholders	$(0.29)	$0.69

DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$(43,720)	101,646
Adjustment for dilutive impact of convertible debentures	-	2,366
Adjusted earnings (loss) available to shareholders	$(43,720)	$99,280
Basic weighted average shares outstanding	148,472,715	147,063,935
Dilutive effect of:
Restricted share and performance bonus grants	3,034,501	3,252,330
Deferred share grants	115,184	93,593
Convertible debentures	44,438,208	38,804,494
Shares outstanding on a diluted basis	196,060,609	189,214,352
Diluted earnings (loss) per share available to shareholders	$(0.29)	$0.52